Fair Value Measurements (Financial Instruments' Carrying Amounts and Fair Values) (Parenthetical) (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	[1]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Supplemental line of credit facility borrowings expiration period	1 year
Long-term debt	$ 33,278	$ 32,515

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date and recast for certain events as discussed in Note 1.